Commitments and Contingencies (Guarantees and Letters of Credit) (Details) - Dec. 31, 2017	CAD ($)	USD ($)
TECO Energy Inc [Member] | Jointly Owned Electricity Generation Plant [Member]
Guarantor Obligations [Line Items]
Letters of Credit Outstanding, Amount		$ 5,000,000
Financial Standby Letter of Credit [Member] | Nova Scotia Power Inc. [Member]
Guarantor Obligations [Line Items]
Guaranty Liabilities	$ 51,000,000
Financial Standby Letter of Credit [Member] | NSP Maritime Link Inc. [Member]
Guarantor Obligations [Line Items]
Letters of Credit Outstanding, Amount		21,000,000
Financial Standby Letter of Credit [Member] | Bear Swamp Power Company LLC [Member]
Guarantor Obligations [Line Items]
Letters of Credit Outstanding, Amount		28,000,000
Pension plan [Member] | Nova Scotia Power Inc. [Member]
Guarantor Obligations [Line Items]
Letters of Credit Outstanding, Amount	51,000,000
Reinsurance agreements [Member] | Emera Reinsurance Limited [Member]
Guarantor Obligations [Line Items]
Letters of Credit Outstanding, Amount		6,000,000
Indemnified bonds [Member] | TECO Energy Inc [Member]
Guarantor Obligations [Line Items]
Letters of Credit Outstanding, Amount	$ 6,000,000	$ 5,000,000